Leases – The Group as a lessee (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of ROU assets classified within property, plant and equipment

ROU assets classified within property, plant and equipment

	Unaudited
	June 30, 2024	December 31, 2023
	US$	US$
Carrying amounts
Leasehold land and buildings	1,894,746	1,999,304
Plant and equipment	-	270
Motor vehicles	110,162	130,642
	2,004,908	2,130,216

Schedule of depreciation charge

(b) Depreciation charge during the financial year

	Unaudited
	Periods ended June 30,
	2024	2023
	US$	US$

Leasehold land and buildings	104,559	104,302
Plant and equipment	270	3,941
Motor vehicles	20,479	20,001
	125,308	128,244

Schedule of interest expense	Interest expense
	Unaudited
	Periods ended June 30
	2024	2023
	US$	US$
Interest expense on lease liabilities	26,129	28,492